Property and Equipment - Schedule of Property and Equipment (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total property and equipment		$ 49,796	$ 47,188
Less: Accumulated depreciation		(21,353)	(11,577)
Property and equipment, net	$ 28,356	28,443	35,611
Computer Equipment [Member]
Total property and equipment		13,473	13,208
Furniture and Fixtures [Member]
Total property and equipment		$ 36,323	$ 33,980